Schedule II (Details) - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 309	$ 270	$ 484	$ 419	$ 972
Valuation Allowances and Reserves, Period Increase (Decrease)	52	127	70	125
Valuation Allowances and Reserves, Deductions	$ (13)	$ (829)	$ (5)	$ (15)